SEGMENT REPORTING (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
NET REVENUE		$ 1,772		$ 4,455		$ 16,398		$ 24,207
COST OF REVENUE		812		2,965		10,077		15,545
GROSS PROFIT		960		1,490		6,321		8,662
Management and technology	[1]	570		926
Research and development				5		20		70
Sales and marketing		141	[1]	296	[1]	967	[2]	1,361	[2]
Goodwill and Intangible asset impairment						3,850		2,301
Total Segment expenses		1,727		2,083		11,391		13,052
General and Administrative		1,016	[1]	856	[1]	3,416	[2]	3,852	[2]
NET LOSS		(679)		$ (571)		(4,905)		(3,824)
Total Assets		$ 12,116				13,018		16,067
Precision Logistics [Member]
NET REVENUE						16,242		23,766
COST OF REVENUE						10,022		15,498
GROSS PROFIT						6,220		8,268
Management and technology						1,937		2,883
Research and development
Sales and marketing						879		944
Other Segment Items						1,329		1,359
Goodwill and Intangible asset impairment						3,850		49
Total Segment expenses						7,995		5,235
Segment (Expense) Income						(1,775)		3,033
Total Assets						10,109		15,795
Authentication [Member]
NET REVENUE						156		441
COST OF REVENUE						55		47
GROSS PROFIT						101		394
Management and technology						52		993
Research and development						20		70
Sales and marketing						8		459
Other Segment Items						(100)		177
Goodwill and Intangible asset impairment								2,266
Total Segment expenses						(20)		3,965
Segment (Expense) Income						121		(3,571)
Total Assets						2,909		272
Consolidated [Member]
NET REVENUE						16,398		24,207
COST OF REVENUE						10,077		15,545
GROSS PROFIT						6,321		8,662
Management and technology						1,989		3,876
Research and development						20		70
Sales and marketing						887		1,403
Other Segment Items						1,229		1,536
Goodwill and Intangible asset impairment						3,850		2,315
Total Segment expenses						7,975		9,200
Segment (Expense) Income						(1,654)		(538)
General and Administrative						(3,416)		(3,852)
Other Income						165		566
NET LOSS						(4,905)		(3,824)
Total Assets						$ 13,018		$ 16,067

[1]	Includes share-based compensation of $63 thousand and $333 thousand for the three months ended March 31, 2026 and March 31, 2025, respectively.
[2]	Includes share-based compensation of $801 thousand for the year ended December 31, 2025, and $1,555 thousand for the year ended December 31, 2024.